CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 54,031	$ 48,804		$ 54,335
Cost of revenue	45,580	37,974		43,044
Gross profit before fair value adjustments	8,451	10,830		11,291
Fair value adjustments:
Unrealized change in fair value of biological assets	0	0		(315)
Realized fair value adjustments on inventory sold or impaired	0	(984)		(1,814)
Total fair value adjustments	0	(984)		(2,129)
Gross profit after fair value adjustments	8,451	9,846		9,162
Selling and marketing expenses	7,069	10,788		11,473
General and administrative expenses	8,018	11,008		21,460
Restructuring expenses	0	617		4,383
Other expenses	3,229	0		0
Share-based compensation	369	225		2,637
Total operating expenses	18,685	22,638		39,953
Operating loss	(10,234)	(12,792)		(30,791)
Finance income	1,906	7,006		6,703
Finance expenses	(4,466)	(3,671)		(1,972)
Finance income (expense), net	(2,560)	3,335		4,731
Loss before taxes on income (tax benefit)	(12,794)	(9,457)		(26,060)
Taxes on income (tax benefit)	(1,023)	771		(1,138)
Net loss from continuing operations	(11,771)	(10,228)		(24,922)
Net loss from discontinued operations, net of tax	0	0		(166,379)
Net loss	(11,771)	(10,228)	[1]	(191,301)	[1]
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	67	38	[1]	59	[1]
Total other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods	67	38	[1]	59	[1]
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translation of financial statements of foreign operations	(1,502)	(663)	[1]	(1,484)	[1]
Total other comprehensive loss	(1,435)	(625)	[1]	(1,425)	[1]
Total comprehensive loss	(13,206)	(10,853)	[1]	(192,726)	[1]
Net loss attributable to:
Shareholders of the Company	(10,585)	(9,498)	[1]	(188,890)	[1]
Non-controlling interests	(1,186)	(730)	[1]	(2,411)	[1]
Net Loss	(11,771)	(10,228)	[1]	(191,301)	[1]
Total comprehensive loss attributable to:
Shareholders of the Company	(11,878)	(10,648)	[1]	(190,162)	[1]
Non-controlling interests	(1,328)	(205)	[1]	(2,564)	[1]
Total comprehensive loss	$ (13,206)	$ (10,853)	[1]	$ (192,726)	[1]
Loss per share attributable to shareholders of the Company from continuing operations:
Basic loss per share (in CAD)	$ (4.51)	$ (4.45)	[1]	$ (18.81)	[1]
Diluted loss per share (in CAD)	(4.51)	(4.45)	[1]	(22.86)	[1]
Loss per share attributable to shareholders of the Company from discontinued operations:
Basic loss per share (in CAD)	0	0	[1]	(139.02)	[1]
Diluted loss per share (in CAD)	0	0	[1]	(139.02)	[1]
Loss per share attributable to shareholders of the Company from net loss:
Basic loss per share (in CAD)	(4.51)	(4.45)	[1]	(157.83)	[1]
Diluted loss per share (in CAD)	$ (4.51)	$ (4.45)	[1]	$ (161.88)	[1]

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).